Consolidated Statements of Operations (USD $)	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended	20 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013
Consolidated Statements Of Operations
Revenue	$ 66,580	$ 2,959	$ 54,900	$ 66,580	$ 54,902	$ 121,484
Cost of goods sold	(168,228)	0	0	(168,228)	0	(168,228)
Gross profit	(101,648)	2,959	54,900	(101,648)	54,902	(46,746)
Operating expenses
General and administrative	409,420	725,285	1,637,984	1,001,076	2,050,798	3,051,874
Depreciation	88,139	25,894	57,821	205,266	85,712	290,978
Payroll	311,766	419,730	1,045,508	1,094,763	1,440,969	2,535,732
Legal and accounting	127,832	389,767	489,721	282,405	528,478	810,883
Mining costs	9,585	58,210	127,568	41,919	187,749	229,668
Research & development	2,726	557	4,244	3,391	76,868	80,259
Total expenses	949,467	1,619,443	3,362,846	2,628,818	4,370,574	6,999,392
Loss from operations	(1,051,115)	(1,616,484)	(3,307,946)	(2,730,466)	(4,315,672)	(7,046,138)
Net change in fair value of preferred stock derivative liability	(172,208)	0	0	94,386		94,386
Foreign tax expense	(186,079)	0	0	(186,079)		(186,079)
Interest expense	(49,006)	(2,859)	(4,023)	(283,780)	(71,321)	(355,101)
Net loss	(1,458,408)	(1,619,343)	(3,311,969)	(3,105,939)	(4,386,993)	(7,492,931)
Net loss attributable to minority interest	(368,848)	(430,177)	(953,747)	(850,568)	(1,259,114)	(2,109,682)
Net loss attributable to Lustros, Inc.	$ (1,089,560)	$ (1,189,166)	$ (2,358,222)	$ (2,255,371)	$ (3,127,879)	$ (5,383,249)
Loss per share, basic	$ (0.02)	$ (0.02)	$ (0.06)	$ (0.03)	$ (0.07)
Weighted average common shares, basic	90,955,692	70,575,212	55,076,483	90,099,911